400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7897 Fax +1 415 618 5462 edward.baer@blackrock.com

April 15, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)
Securities Act File No. 333-179904;
Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated April 15, 2013, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on April 15, 2013:

Series	Post-Effective Amendment No.
iShares Enhanced U.S. Large-Cap ETF	8
iShares Enhanced U.S. Small-Cap ETF	9

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7897.

Yours truly,

/s/ Edward Baer

Edward Baer, Esq.

cc: Benjamin J. Haskin, Esq.